Liberty Investment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	May 03, 2014	Apr. 08, 2014	May 03, 2014 Private Placement	Aug. 29, 2011 Private Placement	Aug. 18, 2011 Private Placement Series J Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock issued, shares					204,000
Preferred stock, par value per share					$ 0.001
Aggregate purchase price of Preferred Stock					$ 204,000
Percentage representation of common stock outstanding upon conversion				16.60%
Preferred stock, initial conversion price			$ 17.00
Initial dividend rate for the preferred stock			7.75%
Percentage of conversion price of the preferred stock	150.00%
Number of consecutive trading days applicable to the conversion of preferred stock	20 days
Issuance cost of investment agreement related to advisory, legal and accounting fees	$ 12,621
Professional fees as dividend, accretion period	10 years
Percentage of stake retained on initial investment		10.00%